Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net income	$ 769	$ 1,089	$ 354
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of contract acquisition costs	27	17	16
Depreciation and amortization from continuing and discontinued operations	325	336	673
Gain on sales of assets, net, including discontinued operations	0	0	(9)
Loss (gain) on foreign currency transactions, including discontinued operations	11	(3)	13
Loss on debt extinguishment	0	60	0
Share-based compensation	127	121	91
Amortization of deferred financing costs and other	16	15	32
Distributions from unconsolidated affiliates	4	1	22
Deferred income taxes, including discontinued operations	(14)	(729)	(85)
Contract acquisition costs	(103)	(75)	(55)
Accounts receivable, net	(161)	(204)	(156)
Prepaid expenses	(39)	(11)	(20)
Income taxes receivable	17	(24)	84
Other current assets	(4)	0	(2)
Accounts payable, accrued expenses and other	139	25	248
Income taxes payable	9	(42)	28
Change in timeshare financing receivables	0	0	(54)
Change in deferred revenues	(18)	334	534
Change in liability for guest loyalty program	207	29	154
Change in other liabilities	(53)	(95)	(247)
Other	(4)	5	(311)
Net cash provided by operating activities	1,255	849	1,310
Investing Activities:
Capital expenditures for property and equipment	(72)	(58)	(317)
Payments received on other financing receivables	50	7	3
Capitalized software costs	(87)	(75)	(81)
Other	(22)	(21)	(28)
Net cash used in investing activities	(131)	(147)	(423)
Financing Activities:
Borrowings	1,676	1,824	4,715
Repayment of debt	(1,005)	(1,860)	(4,359)
Debt issuance costs and redemption premium	(21)	(69)	(76)
Dividends paid	(181)	(195)	(277)
Cash transferred in spin-offs of Park and HGV	0	(501)	0
Repurchases of common stock	(1,721)	(891)	0
Distributions to noncontrolling interests	(1)	(1)	(32)
Tax withholdings on share-based compensation	(44)	(31)	(15)
Acquisition of noncontrolling interest	(3)	0	0
Net cash used in financing activities	(1,300)	(1,724)	(44)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(10)	8	(15)
Net increase (decrease) in cash, restricted cash and cash equivalents	(186)	(1,014)	828
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	670	1,183	633
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	501	223
Cash, restricted cash and cash equivalents, beginning of period	670	1,684	856
Cash, restricted cash and cash equivalents from continuing operations, end of period	484	670	1,183
Cash, restricted cash and cash equivalents from discontinued operations, end of period	0	0	501
Cash, restricted cash and cash equivalents, end of period	$ 484	$ 670	$ 1,684